Portfolio of Investments January 31, 2026
NMZ
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 160.9% (100.0% of Total Investments)
0 COMMON STOCKS - 0.0% (0.0% of Total Investments) 0
MATERIALS - 0.0% (0.0% of Total Investments)
39 (a),(b) PALOUSE FIBER HOLDINGS $ 0
TOTAL MATERIALS 0
TOTAL COMMON STOCKS
(Cost $5,850) 0
SHARES DESCRIPTION VALUE
16,827,548 EXCHANGE-TRADED FUNDS - 1.4% (0.8% of Total Investments) 16,827,548
675,000 (c) Nuveen High Yield Municipal Bond ETF 16,827,548
TOTAL EXCHANGE-TRADED FUNDS
(Cost $16,995,750) 16,827,548
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1967622165 MUNICIPAL BONDS - 159.5% (99.2% of Total Investments) 1967622165
ALABAMA - 3.9% (2.5% of Total Investments)
$ 182,352 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Refunding Taxable Series 2017C
1 .000% 09/01/37 2
1,000,000 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Series 2017A
6 .750 09/01/37 700,000
212,352 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Taxable Series 2017B
6 .750 09/01/37 148,646
2,000,000 (e) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6 .000 09/01/45 1,980,500
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
5 .000 07/01/48 1,507,200
10,000,000 (f),(g) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32), (UB)
5 .250 05/01/56 10,405,028
785,000 (g) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375 11/01/50 862,325
13,765,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 13,900,032
6,430,000 (f) Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024, (UB)
5 .250 10/01/49 6,684,991
1,200,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 1,156,442
1,740,000 (e) Mobile County, Alabama, Limited Obligation Warrants,
Gomesa Projects, Series 2020
4 .000 11/01/45 1,597,664
1,000,000 (g) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 1,071,102
3,905,000 (f),(g) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35), (UB)
5 .000 01/01/56 4,068,420
4,450,000 (e) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 4,478,620
TOTAL ALABAMA 48,560,972

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 1.3% (0.8% of Total Investments)
$ 5,000,000 (f) Anchorage, Alaska, Port Revenue Bonds, Series 2024A, (AMT),
(UB)
4 .500% 02/01/60 $ 4,582,493
12,500,000 (f) Anchorage, Alaska, Port Revenue Bonds, Series 2024A, (AMT),
(UB)
4 .375 02/01/65 11,558,694
TOTAL ALASKA 16,141,187
ARIZONA - 3.3% (2.0% of Total Investments)
400,000 (e) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Christian University Project, Series
2019A
5 .500 10/01/40 387,947
800,000 (e) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Christian University Project, Series
2019A
5 .625 10/01/49 714,303
10,100,000 (e) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 8,721,785
10,000,000 (e) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5 .000 07/01/51 8,612,318
700,000 (e) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021C
6 .000 07/01/29 697,166
2,765,000 (e) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .150 12/01/57 1,657,140
2,590,000 (e) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Subordinate Series 2022B
5 .750 12/15/57 1,802,436
710,000 (d),(e) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
6 .500 06/01/50 568,000
970,000 (e) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Gateway Academy Project, Series
2019A
5 .750 01/01/50 889,452
3,000,000 (d),(e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5 .000 07/01/49 2,400,000
245,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 196,000
400,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .375 07/01/46 320,000
475,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .500 07/01/51 380,000
1,000,000 (d),(e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .875 07/01/51 800,000
270,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5 .000 06/15/35 272,180
100,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5 .125 07/01/39 95,973
7,500,000 (e) Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .500 12/01/37 8,231,295
2,000,000 Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Convertible Capital
Appreciation Revenue Bonds, Series 2021A
5 .375 10/01/56 1,646,893
1,940,000 (e) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, AmeriSchools Academy
Project, Series 2022
6 .000 06/15/57 1,946,530
TOTAL ARIZONA 40,339,418

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS - 0.4% (0.3% of Total Investments)
$ 1,750,000 (e) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450% 09/01/52 $ 1,755,582
3,500,000 (e) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 3,342,056
TOTAL ARKANSAS 5,097,638
CALIFORNIA - 13.2% (8.2% of Total Investments)
18,390,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .450 10/01/52 10,649,388
4,000,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .300 10/01/47 2,339,690
18,905,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .350 10/01/48 10,995,012
4,585,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .375 10/01/49 2,654,764
3,055,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .400 10/01/50 1,763,850
1,000,000 (e) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Senior Series
2021A-1
4 .000 02/01/56 824,729
1,000,000 (e) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 765,000
200,000 (e) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments,
Series 2021A-1
3 .000 02/01/57 135,778
2,000,000 (e) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments,
Series 2021A-2
4 .000 02/01/50 1,470,971
9,155,000 (e) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 7,427,957
500,000 (e) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4 .000 07/01/61 366,225
2,195,000 (e) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy
Project, Series 2020
6 .250 07/01/58 2,232,237
10,450,000 (f) California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A
4 .000 08/15/48 9,786,275
1,180,000 (g) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Series 2025B, (AMT), (Mandatory Put 11/02/26)
12 .000 01/01/65 885,000
220,000 (e) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc
Project, Taxable Series 2023B
9 .500 07/01/30 224,340
500,000 (e) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A
5 .000 11/01/36 501,577
2,165,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-6, County of Placer-
PV400, Series 2022
5 .250 09/01/52 2,205,463
1,130,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 1,139,264
1,000,000 (e) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 857,954
3,260,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 3,117,331
1,000,000 (e) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2020A
6 .000 06/01/59 907,745

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,000,000 (e) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000% 06/01/61 $ 681,469
1,355,000 (e) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
6 .000 06/15/54 1,254,884
1,000,000 (e) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/40 941,079
5,185,000 (e) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Academy Obligated Group, Series
2021A
4 .000 06/01/61 3,644,991
1,600,000 (e) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public School's Obligated Group,
Series 2023A
6 .000 06/01/63 1,561,646
1,000,000 (e) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public School'sObligated Group,
Series 2020A
5 .000 06/01/60 845,745
6,445,000 (e) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 6,447,950
500,000 (e) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5 .000 06/01/46 482,403
720,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8 .000 09/02/41 720,036
1,300,000 (e) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Subordinate Series
2021B
8 .000 04/01/56 1,029,898
1,750,000 (e) CMFA Special Finance Agency VII, California, Essential Housing
Revenue Bonds, Senior Lien Series 2021A-1
3 .000 08/01/56 1,204,367
300,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-2 Sierra Bella, Series 2022A
5 .000 09/01/42 313,156
20,800,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Altana Glendale, Series
2021A-2
4 .000 10/01/56 17,286,649
1,470,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 1,283,992
2,000,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Dublin Mezzanine Lien
Series 2021B
4 .000 02/01/57 1,516,423
2,000,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-2
4 .000 06/01/58 1,540,365
1,000,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-2
4 .000 10/01/56 765,063
2,000,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Series 2021B
4 .000 07/01/58 1,242,957
4,250,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Mezzanine Senior Series 2021B
4 .000 12/01/56 3,169,675
2,000,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Mezzanine Lien Series 2021B
4 .000 06/01/57 596,356
535,000 (e) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 322,249
5,000,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021A-2
4 .000 12/01/58 3,813,809

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,145,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021B
4 .000% 12/01/59 $ 1,229,394
3,430,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3 .000 12/01/49 2,419,564
1,625,000 Daly City Housing Development Finance Agency, California,
Mobile Home Park Revenue Bonds, Franciscan Mobile Home
Park Project, Refunding Third Tier Series 2007C
6 .500 12/15/47 1,625,234
2,000,000 Daly City Housing Development Finance Agency, California,
Mobile Home Park Revenue Bonds, Franciscan Mobile Home
Park, Refunding Series 2007A
5 .000 12/15/37 2,002,498
8,855,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 932,299
7,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0 .000 06/01/36 3,466,325
1,000,000 Los Angeles County Community Facilities District 2021-01,
California, Special Tax Bond, Valencia-Facilities Improvement
Area 1, Series 2022
5 .000 09/01/52 1,012,629
7,000,000 (f) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5 .000 05/15/55 7,138,243
535,000 Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 6, Series 2021
4 .000 09/01/50 471,047
2,140,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/54 1,476,600
750,000 (e),(f) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100. - AMBAC Insured, (IF)
12 .917 12/01/30 1,076,807
2,015,000 (e),(f) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100. - AMBAC Insured, (IF)
12 .917 12/01/33 3,534,416
7,090,000 (f) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5 .000 05/01/49 7,150,220
10,000,000 (f) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5 .000 05/01/43 10,224,704
1,055,000 (e) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 1,079,005
6,000,000 Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed Bonds, San Diego County
Tobacco Asset Securitization Corporation, First Subordinate
CABs, Series 2006B
0 .000 06/01/46 1,484,271
5,000,000 (f) University of California Regents, Medical Center Pooled
Revenue Bonds, Series 2022P, (UB)
4 .000 05/15/53 4,673,614
TOTAL CALIFORNIA 162,912,582
COLORADO - 17.8% (11.0% of Total Investments)
6,000,000 (e) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 5,980,946
1,220,000 Andrews Farm Metropolitan District 1, Hudson, Colorado,
General Obligation Bonds, Limited Tax Series 2025A
6 .375 12/01/55 1,245,049
615,000 Antelope Heights Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Junior Lien Series Series 2021B
5 .500 12/15/37 612,561
1,089,000 Aspen Street Metropolitan District, Broomfield County and
City, Colorado, Limited Tax General Obligation Bonds, Series
2021A-3
5 .125 12/01/50 922,693
1,600,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2025A-3
6 .125 12/01/55 1,580,941

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 12,000,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750% 12/01/51 $ 11,503,740
500,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7 .750 12/15/48 500,451
1,500,000 Belford North Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A
5 .500 12/01/50 1,351,439
1,000,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000 12/01/51 834,108
4,820,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4 .750 12/01/52 3,975,631
2,000,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4 .750 12/01/51 1,579,588
1,000,000 Brickyard Metropolitan District 1, Castle Rock Town, Douglas
County, Colorado, General Obligation Limited Tax and Special
Revenue Bonds, Series 2025
7 .250 12/01/57 961,067
1,000,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/49 670,211
500,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6 .500 12/01/53 524,172
775,000 (e) Chambers Commercial Center Business Improvement District,
Parker, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2026A
6 .375 12/01/55 774,147
460,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Subordinate Lien Series 2016B
8 .000 06/15/37 461,200
506,000 Clear Creek Transit Metropolitan District 2, Adams County,
Colorado, Revenue Supported Limited Tax General Obligation
Bonds, Series 2021A
5 .000 12/01/41 416,354
500,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6 .250 07/01/28 501,011
1,225,000 (e) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/61 834,574
3,800,000 (e) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 3,997,808
720,000 (e) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5 .000 12/01/55 625,658
3,000,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2013
8 .000 08/01/43 1,903,336
1,000,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
6 .125 02/01/46 674,543
3,144,000 Colorado International Center Metropolitan District 8, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020
6 .500 12/01/50 3,152,438
1,625,000 Conestoga Metropolitan District 2, Ault, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A-3
5 .250 12/01/51 1,451,255
3,000,000 (e) Cottonwood Creek Metropolitan District 5, Arapahoe County
Colorado, Limited Tax General Obligation Bonds, Convertible
Capital Appreciation Series 2025
7 .250 12/01/55 2,305,856
2,500,000 (e) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9 .250 12/15/55 2,396,441

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 4,046,146 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000% 12/01/31 $ 2,613,965
3,400,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024A
5 .875 12/01/54 3,354,532
5,000,000 (f) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .250 12/01/48 5,069,742
1,500,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5 .625 12/01/48 1,449,396
1,030,000 E-86 Metropolitan District, Elizabeth, Elbert County, Colorado,
General Obligation Limited Tax Cash Flow Bonds, Series
2021A-3
5 .125 12/01/51 894,945
1,000,000 (e) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
5 .000 12/01/51 930,197
960,000 Erie Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, Series 2021
4 .000 12/01/38 851,234
4,150,000 (e) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 4,217,637
1,000,000 Flying Horse North Metropolitan District No. 5,Colorado,
Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2026A
6 .875 12/01/55 722,553
3,080,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 3,079,123
1,500,000 Four Corners Business Improvement District, Erie, Boulder
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2022
6 .000 12/01/52 1,511,123
8,380,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .500 12/01/42 8,540,472
1,000,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .750 12/01/52 1,002,604
2,260,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Subordinate Series 2022B
8 .125 12/15/52 2,250,134
3,000,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
1 .500 12/01/52 1,500,510
1,000,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
8 .500 12/15/52 399,236
2,995,000 (e) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
1 .375 06/01/50 1,498,545
500,000 (e) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .250 12/01/51 407,246
500,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .500 12/01/41 430,902
500,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .750 12/01/51 391,175
1,250,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6 .250 12/01/52 1,233,569
1,250,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
9 .000 12/15/52 1,247,926

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 Green Valley Ranch East Metropolitan District 9 Aurora, Adams
County, Colorado, General Obligation Bonds, Limited Tax
Capital Appropriation Series 2025A
6 .500% 12/01/55 $ 801,712
1,480,000 (e) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 1,498,273
540,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2021
5 .000 12/01/41 507,865
810,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 810,781
1,700,000 Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5 .750 12/01/50 1,661,865
2,000,000 (e) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .750 12/01/55 2,018,323
1,000,000 (e) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Refunding and Improvement Series 2025B
8 .250 12/15/55 978,809
1,000,000 (e) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 987,050
1,000,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Series 2025A
6 .000 12/01/55 1,018,130
500,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2021A-3
4 .500 12/01/50 385,670
978,000 Larkridge Metropolitan District No. 2, In the City of Thornton,
Adams County, Colorado, General Obligation, Limited Tax
Convertible to Unlimited Tax, Improvement Bonds, Refunding
Series 2019
5 .250 12/01/48 951,559
5,000,000 (e) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 5,240,475
4,000,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Convertible Capital Appreciation Series 2021A-2
5 .000 12/01/51 3,141,952
1,000,000 Legato Community Authority, Colorado, Commerce City
Limited Tax Supported Revenue Bonds District 12 3 & 7 Series
2021B
8 .250 12/15/51 991,210
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 12/01/41 487,695
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 04/15/51 444,087
2,000,000 (e) Mayberry Springs Community Authority, El Paso County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2025
7 .125 12/01/45 2,017,035
1,000,000 Meadowbrook Heights Metropolitan District, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Series
2021A(3)
4 .875 12/01/51 881,209
1,100,000 Mirabelle Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
6 .125 12/15/49 1,087,836
500,000 Murphy Creek Metropolitan District 5 (In the City of Aurora,
Arapahoe County, Colorado), General Obligation Limited Tax
Bonds, Series 2022A and Subordinate General Obligation
Limited Tax Bonds, Series 2022B(3)
6 .000 12/01/52 471,911
322,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2021B - AGM Insured
4 .625 12/15/51 289,766
4,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 4,010,855

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,535,000 (d) North Vista Highlands Metropolitan District 3, Pueblo County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
5 .125% 12/01/49 $ 1,188,481
1,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 885,410
1,500,000 Overlook Park Metropolitan District, Routt County, Colorado,
General Obligation Bonds, Limited Tax Senior Series 2023A
7 .250 12/01/53 1,516,771
6,555,000 (d) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/49 5,697,329
500,000 (e) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
7 .750 12/01/53 431,261
2,050,000 (e) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 1,737,508
9,300,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
8 .000 12/01/52 6,791,037
4,640,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 4,583,580
500,000 (e) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000 12/15/41 500,826
870,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported District Improvements Revenue Bonds, Refunding
Series 2024B
5 .875 12/15/46 911,132
1,000,000 (e) Prairie Song Metropolitan District 4, Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2021
6 .000 12/01/51 988,280
985,000 (e) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 933,176
1,000,000 Raindance Metropolitan District 1, Acting by and through its
Water Activity Enterprise In the Town of Windsor, Weld County,
Colorado, Non-Potable Water Enterprise Revenue Bonds,
Series 2020
5 .250 12/01/50 967,216
1,900,000 (e) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 1,880,246
2,000,000 Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax Series
2021-3
5 .375 12/01/51 1,780,532
2,900,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 1,848,430
998,000 Remuda Ranch Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 833,618
684,074 Reunion Metropolitan District, Acting By and Through its Water
Activity Enterprise,  Adams County, Colorado, Special Revenue
Bonds, Series 2021
3 .625 12/01/44 509,488
872,261 (e) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 838,628
1,000,000 Riverpark Metropolitan District, Arapahoe County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2024
6 .375 12/01/54 1,019,965
570,000 Riverview Metropolitan District, Steamboat Springs, Routt
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Refunding Series 2021
5 .000 12/01/51 503,106
1,000,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/52 854,173
1,000,000 Rock Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2025A
5 .625 12/01/54 993,266
2,000,000 RRC Metropolitan District 2, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Series 2021
5 .250 12/01/51 1,774,379

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .750% 12/01/52 $ 2,065,681
1,205,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Series 2024
8 .000 12/15/54 1,198,897
1,740,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3 .750 12/01/41 1,430,491
1,440,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .000 12/01/51 1,050,761
1,025,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5 .250 12/01/50 922,824
5,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6 .750 12/01/53 5,253,345
1,250,000 (e) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Series 2024A
5 .750 12/01/54 1,254,638
1,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6 .500 12/01/54 1,034,298
2,790,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .125 12/01/50 2,666,129
2,025,000 (e) Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
7 .000 09/01/55 1,446,105
3,000,000 (d) Stone Ridge Metropolitan District 2, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited, Series
2007
7 .250 12/01/31 90,000
685,000 Three Springs Metropolitan District 1, Durango, La Plata
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2020B
7 .125 12/15/50 680,172
1,000,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 883,690
3,000,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 2,337,964
1,000,000 (e) Tree Farm Metropolitan District, Eagle County, Colorado,
General Obligation Limited Tax Bonds, Series 2021
4 .750 12/01/50 856,472
1,500,000 (e) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
6 .000 10/01/64 1,531,192
1,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 1,003,425
1,500,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6 .000 12/01/50 1,303,879
1,570,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5 .375 12/01/50 1,518,120
1,100,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020
5 .000 12/01/40 1,103,106
3,000,000 Villages at Johnstown Metropolitan District 7, Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series
2022A(3)
6 .250 12/01/52 2,934,125
1,000,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022
4 .625 12/01/28 923,064
1,000,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/41 1,010,619
1,230,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/51 1,185,142
1,750,000 (e) Waterview North Metropolitan District 1, Colorado, General
Obligation Bonds, Limited Tax Series 2024A
5 .750 12/01/54 1,696,686

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,500,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750% 12/01/52 $ 1,505,350
3,500,000 (e) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 2,291,368
1,100,000 (e) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 1,098,067
1,135,000 West Valley Metropolitan District 3, Colorado, General
Obligation Bonds, Limited Tax Windsor Series 2024A
5 .250 12/01/54 1,111,454
999,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
5 .125 12/01/51 863,863
4,390,000 (e) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4 .625 12/01/51 3,057,058
4,500,000 (e) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 3,408,841
705,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000 12/01/49 632,396
1,000,000 (e) Winsome Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A
5 .125 12/01/50 886,768
757,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Taxable
Converting to Tax-Exempt Refunding Subordinate Series
2020B-1
6 .250 12/15/40 749,184
TOTAL COLORADO 218,971,064
CONNECTICUT - 0.4% (0.3% of Total Investments)
2,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Forward Delivery Series
2022M
4 .000 07/01/41 1,959,061
3,570,000 (f) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .600 11/15/49 3,547,562
TOTAL CONNECTICUT 5,506,623
DISTRICT OF COLUMBIA - 1.3% (0.8% of Total Investments)
5,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 1,172,092
1,971,000 (e) District of Columbia, Revenue Bonds, Saint Paul on Fouth
Street, Inc., Series 2019A
5 .250 05/15/55 1,668,773
5,100,000 (f) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B - AGM Insured, (UB)
4 .000 10/01/53 4,496,383
4,750,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4 .000 10/01/52 4,202,555
5,640,000 (f) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured, (UB)
4 .000 10/01/52 4,989,981
TOTAL DISTRICT OF COLUMBIA 16,529,784
FLORIDA - 17.1% (10.6% of Total Investments)
350,000 Abbott Square Community Development District, Zephyrhills,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
5 .500 06/15/52 352,643
1,645,000 (e) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Refunding Series 2022A
5 .000 11/15/61 1,307,476
1,680,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, 2015 Assessment Project, Series
2015
5 .375 05/01/45 1,680,462

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,000,000 (e) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
4 .000% 05/01/52 $ 1,607,979
1,000,000 (e) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 4 Master Improvement
Project, Series 2023
5 .500 05/01/53 1,003,697
1,955,000 Avenir Community Development District, Palm Beach
Gardens, Florida, Special Assessment Bonds, Area 3 - Master
Infrastructure Project, Series 2023
5 .625 05/01/54 1,951,737
1,020,000 (e) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
4 .000 05/01/52 834,886
1,100,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5 .000 05/01/53 1,053,221
500,000 (e) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5 .250 05/01/55 495,060
995,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
5 .250 11/01/46 995,145
950,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
4 .125 11/01/51 794,431
335,000 Belmond Reserve Community Development District, Florida,
Hillsborough County Special Assessment Revenue Bonds 2020
Project Series 2020
4 .000 05/01/51 289,199
860,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A
6 .125 11/01/33 940,997
1,445,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5 .125 05/01/43 1,445,264
600,000 Bonterra Community Development District, Hialeah, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series
2016
4 .750 05/01/46 584,167
500,000 (e) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5 .750 05/01/52 507,986
1,625,000 Capital Projects Finance Authority, Florida, Student Housing
Revenue Bonds, PRG - UnionWest Properties LLC Project,
Senior Series 2024A-1
5 .000 06/01/54 1,464,437
285,000 (e) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
4 .000 07/01/41 254,168
1,070,000 (e) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
4 .000 07/01/51 819,208
2,483,703 (e) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6 .000 06/15/55 2,198,688
500,000 (e) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021
4 .000 08/15/51 390,194
1,000,000 (d),(e) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens
of Palm Coast Project, Series 2017A
7 .000 10/01/49 700,000
1,000,000 (e) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .875 08/01/52 868,633
1,500,000 (e) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 1,461,960
1,400,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
7 .250 06/15/55 1,431,526
955,000 (d) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .125 05/01/45 764,000
1,000,000 (e) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5 .000 10/01/49 975,750
1,000,000 (e) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4 .000 10/01/41 949,556

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 210,000 (e) Coddington Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds, Series
2022
5 .750% 05/01/42 $ 222,905
995,000 (e) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5 .375 11/01/50 1,006,839
1,390,000 (e) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
5 .600 05/01/54 1,390,229
1,000,000 (e) Crosswinds East Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .750 05/01/54 1,011,268
1,440,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5 .800 05/01/54 1,415,077
1,485,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Assessment Area
2, Series 2020
4 .000 06/15/40 1,430,102
1,395,000 (e) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
5 .625 05/01/55 1,410,764
1,605,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Wildlight Village Phase 3 Series 2024
5 .500 05/01/55 1,584,985
1,000,000 (e) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2024
5 .375 06/15/54 1,001,858
700,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
6 .300 05/01/55 717,513
820,000 (e) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .600 05/01/55 814,507
1,185,000 Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area Two,
Series 2020
4 .375 05/01/51 1,043,128
1,215,000 Esplanade Lake Club Community Development District, Lee
County, Florida, Capital Improvement Bonds, Series 2019A-1
4 .125 11/01/50 1,041,769
1,000,000 (e) Everlands II Community Development District, Palm Bay,
Florida, Special Assessment Revenue Bonds, Series 2024
5 .450 06/15/54 1,001,501
1,245,000 (e) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/51 1,066,771
1,850,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2014A
6 .500 07/01/44 1,851,295
1,000,000 (e) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2017A
5 .750 07/01/44 1,001,599
2,000,000 (e) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Series
2022A
6 .000 01/15/57 1,790,986
565,000 (e) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5 .000 07/15/46 522,487
655,000 (e) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco County
Inc., Series 2020A
5 .000 01/01/50 521,534
120,000 (e) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/50 104,988
1,000,000 (e) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2019, (AMT)
5 .000 05/01/29 1,011,392
15,610,000 (e) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 3,485,965

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,495,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .250% 07/01/47 $ 3,448,145
4,090,000 (f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5 .250 07/01/53 4,029,320
5,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 3,750,000
16,745,000 (e),(g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 11,721,500
2,500,000 (e) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/59 2,366,845
3,075,000 (e) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6 .500 06/01/59 2,864,418
625,000 (e) Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
6 .750 11/15/55 653,499
1,260,000 (e) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
5 .500 05/01/55 1,228,345
2,170,000 (e) Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021
4 .000 05/01/52 1,736,901
1,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement
Bonds, Assessment Area Two Project, Refunding Series
2014A-2
6 .500 05/01/39 1,001,845
1,840,000 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding
Series 2014
5 .250 05/01/32 1,840,540
1,000,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 4, Series 2023
5 .500 05/01/53 1,013,856
2,015,000 (e) Hickory Tree Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5 .450 05/01/55 1,969,761
2,000,000 (e) Higher Educational Facilities Financing Authority, Florida,
Revenue Bonds, Keiser University Project, Series 2025
6 .000 07/01/45 2,013,624
2,250,000 (e) Higher Educational Facilities Financing Authority, Florida,
Revenue Bonds, Keiser University Project, Series 2025
6 .250 07/01/55 2,260,680
1,035,000 (e) Highland Trails Community Development District, Dade City,
Pasco County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5 .850 05/01/56 1,031,373
1,500,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien Series
2018A, (AMT)
5 .000 10/01/48 1,504,152
5,000,000 (f) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien Series
2018A, (AMT), (UB)
5 .000 10/01/48 5,013,841
560,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .875 05/01/55 570,509
1,000,000 (e) K-Bar Ranch III Community Development District, Tampa,
Florida, Special Assessment Bonds, Series 2025
6 .125 05/01/55 1,038,436
1,000,000 (e) Keys Edge Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Project Series 2024
5 .375 05/01/55 973,837
1,000,000 (e) Kingston One Community Development District, Lee County,
Florida, Special assessment Bonds, Assessment Area 1 2025
Project, Series 2025
5 .750 05/01/45 1,031,272

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Lakefront Estates Community Development District, Glades
County, Florida, Special Assessments Bonds, Assessment Area
1, Series 2025
5 .700% 05/01/45 $ 1,008,926
610,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Lakewood Centre North Project,
Series 2015
4 .875 05/01/45 597,412
1,160,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
6 .000 05/01/56 1,195,199
2,000,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .375 06/15/37 2,000,547
1,630,000 (e) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .750 12/01/52 1,196,155
2,820,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021A
4 .000 05/01/52 2,294,444
1,580,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 3 Project, Series 2024AA3
6 .050 05/01/54 1,597,575
1,185,000 Lucerne Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4 .750 05/01/50 1,119,011
1,990,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .375 05/01/40 1,935,022
2,980,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .500 05/01/51 2,607,095
750,000 (e) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2025
6 .375 06/01/65 761,565
750,000 (e) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
6 .000 07/01/47 750,089
1,085,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5 .250 11/01/49 1,090,470
5,000,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2014A
5 .000 07/01/39 5,001,774
1,750,000 (e) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
6 .000 09/15/45 1,750,198
1,000,000 Miami-Dade County Industrual Development Authority,
Florida, Revenue Bonds, Doral Academy, Seres 2018
5 .000 01/15/48 975,863
5,100,000 (f) Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT), (UB)
5 .000 10/01/40 5,179,351
7,715,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT), (UB)
5 .000 10/01/47 7,772,944
3,535,000 (f) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT), (UB)
5 .250 10/01/52 3,584,285
925,000 (e) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6 .000 05/01/55 933,492
270,000 (e) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5 .750 05/01/53 275,847
990,000 (e) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5 .550 05/01/54 948,277
355,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2019
4 .750 05/01/50 335,701
930,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5 .500 08/01/46 932,629

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 9,305,000 (f) Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Series 2019, (UB)
4 .000% 08/15/49 $ 8,220,434
250,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/52 240,587
1,355,000 (e) Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2021A
5 .000 06/01/57 1,175,728
1,120,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6 .250 06/01/59 1,120,300
500,000 (e) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties LLC - Palm Beach Atlantic University Housing
Project, Series 2019A
5 .000 04/01/51 471,149
1,000,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5 .700 05/01/55 987,786
1,560,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
5 .375 05/01/55 1,523,592
905,000 (e) Peace Creek Village Community Development District, Florida,
Special Assessment Revenue Bonds, Winter Haven Series 2024
5 .750 05/01/54 909,852
500,000 Portico Community Development District, Lee County, Florida,
Special  Assessment, Improvement Series 2020-2
4 .000 05/01/50 421,814
1,065,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2022
4 .000 05/01/52 901,121
905,000 (e) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
4 .000 05/01/51 756,223
1,300,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
4 .875 05/01/50 1,248,215
2,490,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
6 .000 11/01/47 2,530,399
975,842 (e),(g) Saint Johns County Housing Authority, Florida, Multifamily
Mortgage Revenue Bonds, Victoria Crossing, Series 2021A,
(Mandatory Put 4/01/39)
3 .920 04/01/59 825,436
700,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6 .375 11/01/53 731,361
990,000 Shingle Creek Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2015
5 .400 11/01/45 990,332
15,000,000 (f) South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017, (UB)
5 .000 08/15/47 15,103,844
460,000 (e) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
6 .000 05/01/54 468,140
350,000 (e) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 350,050
1,230,000 Touchstone Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, 2019 Project,
Series 2019
4 .000 12/15/40 1,156,821
1,265,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System
Series 2017
4 .500 10/01/47 1,226,192
1,000,000 Turtle Run Community Development District, Florida, Special
Assessment Benefit Tax Bonds, Series 2017-2
5 .000 05/01/37 1,021,877
1,450,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
6 .375 11/01/47 1,515,781

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,565,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2
6 .375% 11/01/47 $ 2,683,938
500,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Expansion Area Project, Series
2019
4 .000 12/15/49 417,071
1,000,000 Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2023 Project,
Series 2023
6 .125 11/01/53 1,037,546
1,000,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6 .500 11/01/43 1,056,605
500,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6 .625 11/01/52 528,385
1,790,000 Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Series 2019
4 .875 05/01/50 1,702,075
1,500,000 Vivid Shores Community Development District, Lee County,
Florida, Special Assessment Bonds, 2025 Project Area, Series
2025
5 .625 05/01/56 1,499,951
750,000 (e) Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
5 .450 05/01/54 732,379
1,000,000 West Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2025
5 .500 06/15/55 984,509
395,000 (e) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
6 .000 05/01/54 403,551
120,000 (e) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
5 .900 05/01/55 120,326
1,000,000 (e) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5 .750 05/01/54 1,033,964
720,000 (e) Woodland Ranch Estates Community Development District,
Dundee, Florida, Special Assessment Bonds, Series 2025
5 .750 05/01/55 721,135
TOTAL FLORIDA 210,296,971
GEORGIA - 1.8% (1.1% of Total Investments)
4,730,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 4,262,415
1,000,000 (e) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,037,125
870,000 Atlanta Urban Residential Finance Authority, Georgia,
Multifamily Housing Revenue Bonds, Testletree Village
Apartments, Series 2013A
5 .000 11/01/48 692,840
10,000,000 (f) Atlanta, Georgia, Airport General Revenue Bonds, Series
2019B, (AMT), (UB)
5 .000 07/01/44 10,213,597
1,610,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .000 07/01/60 1,590,593
2,215,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2023A - AGM Insured
5 .000 07/01/64 2,231,101
500,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5 .250 06/01/61 494,085
1,150,000 (e) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250 06/01/61 1,149,199
TOTAL GEORGIA 21,670,955
HAWAII - 0.2% (0.2% of Total Investments)
2,000,000 (e) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023
7 .250 05/15/52 2,021,465
1,000,000 (e) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .125 07/01/43 961,721
TOTAL HAWAII 2,983,186

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.4% (0.2% of Total Investments)
$ 1,000,000 (e) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5 .000% 07/15/56 $ 765,224
565,000 (e) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5 .250 07/01/55 469,793
1,000,000 (e) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4 .000 05/01/56 693,401
1,700,000 (e) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 1,749,480
1,050,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 1,075,509
TOTAL IDAHO 4,753,407
ILLINOIS - 10.6% (6.6% of Total Investments)
23,530 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005 6 .250 01/01/27 23,529
10,000,000 (f) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A - BAM Insured, (UB)
5 .000 12/01/46 10,377,304
1,203,224 Chicago, Illinois, Certificates of Participation Tax Increment
Bonds, 35th and State Redevelopoment Project, Series 2012
6 .100 01/15/29 1,203,444
1,318,549 (d) Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Diversey-Narragansett Project,
Series 2006
7 .460 02/15/26 659,275
8,065,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022A
5 .000 01/01/48 8,128,183
4,000,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D, (UB)
5 .000 01/01/52 4,006,782
5,200,000 (f) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B, (UB)
5 .500 01/01/59 5,512,897
9,400,000 (f) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
6 .000 01/01/38 9,543,853
70,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/38 70,037
2,450,000 (f) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5 .000 01/01/44 2,445,146
6,100,000 (f) Chicago, Illinois, General Obligation Bonds, Series 2019A -
BAM Insured, (UB)
5 .000 01/01/44 6,163,453
5,000,000 (e) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6 .375 11/01/46 4,063,245
1,000,000 (e) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/51 713,660
1,000,000 (e) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/56 691,101
1,000,000 (e) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .625 08/01/53 1,022,461
550,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/36 566,610
600,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/38 607,794
700,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/40 694,489
1,000,000 (e) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5 .875 09/01/46 979,498
2,000,000 (e) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018B
6 .125 04/01/58 1,961,472
1,000,000 (e),(g) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7 .375 09/01/42 1,147,044
7,955,000 (f) Illinois State, General Obligation Bonds, June Series 2022A,
(UB)
5 .500 03/01/47 8,354,282
1,715,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 1,813,624
1,000,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/35 1,012,967
1,000,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/37 1,010,990
5,000,000 Illinois State, General Obligation Bonds, October Series 2020C 4 .250 10/01/45 4,711,519

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 10,000,000 (f) Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A, (UB)
4 .000% 01/01/46 $ 9,102,812
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 860,444
7,075,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A - BAM
Insured
4 .000 06/15/50 6,260,784
12,215,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 12,203,443
5,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 4,888,057
35,635,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/54 8,248,077
5,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B - BAM Insured
0 .000 12/15/54 1,207,227
1,000,000 Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Series 2024A
7 .000 01/01/50 900,000
7,750,000 (f) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A, (UB)
5 .000 01/01/48 7,781,180
1,000,000 (e) Schaumburg Village, Cook and DuPage Counties, Illinois, Tax
Increment Revenue Note Certificates of Participation, North
Schaumburg Redevelopment Project Area, Series 2025
6 .125 12/30/38 1,011,104
895,000 (d) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4 .800 01/01/27 304,300
TOTAL ILLINOIS 130,252,087
INDIANA - 1.7% (1.1% of Total Investments)
1,000,000 (e),(f) Indiana Bond Bank, Special Program Bonds, Hendricks
Regional Health Project, Tender Option Bond Trust 2016-
XL0019. - AMBAC Insured, (IF)
12 .135 04/01/30 1,348,037
850,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/41 802,011
550,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/56 452,853
7,725,000 (f) Indiana Finance Authority, Educational Facilities Revenue
Bonds, University of Evansville Project, Series 2022A, (UB)
5 .250 09/01/57 7,321,654
2,955,000 (e) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Victory College Prep Project, Series 2021A
4 .500 12/01/55 2,314,679
2,000,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750 08/01/42 2,001,231
5,000,000 (f) Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017A, (UB)
5 .000 08/15/51 5,030,580
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .125 03/01/57 1,046,677
680,000 Saint Joseph County, Indiana, Economic Development
Revenue Bonds, Chicago Trail Village Apartments, Series
2005A
7 .500 07/01/35 686,217
500,000 (e) Valparaiso, Indiana, Revenue Bonds, Valparaiso University
Project, Series 2025A
6 .250 10/01/50 507,639
TOTAL INDIANA 21,511,578
IOWA - 2.1% (1.3% of Total Investments)
1,000,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 1,000,166
2,500,000 (g),(h) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 2,906,665
17,940,000 (f),(h) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (UB)
5 .000 12/01/50 20,858,224

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 600,000 Iowa Higher Education Loan Authority, Private College Facility
Revenue Bonds, University of Dubuque Project, Series 2025
6 .000% 10/01/55 $ 627,986
TOTAL IOWA 25,393,041
KANSAS - 0.1% (0.1% of Total Investments)
1,000,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5 .750 09/01/32 970,381
TOTAL KANSAS 970,381
KENTUCKY - 2.9% (1.8% of Total Investments)
1,240,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6 .000 12/01/40 1,265,384
5,450,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/41 5,478,792
11,675,000 (f) Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A,
(UB)
5 .000 06/01/41 11,736,679
5,525,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/45 5,526,647
980,000 Kentucky Economic Development Finance Authority,
Kentucky, Healthcare Facilities Revenue Bonds, Christian Care
Communities, Inc. Obligated Group, Series 2021
5 .125 07/01/55 815,528
3,000,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 2,936,894
985,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5 .500 12/01/60 825,775
5,200,000 (f),(g) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32),
(UB)
5 .250 04/01/54 5,622,830
1,000,000 (e) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5 .500 12/01/52 934,666
1,000,000 (e) Union, Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022D
5 .750 12/01/52 936,253
TOTAL KENTUCKY 36,079,448
LOUISIANA - 0.8% (0.5% of Total Investments)
1,480,000 (e) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A
5 .000 06/01/56 1,175,308
4,465,000 (e) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 3,737,785
500,000 (e) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .250 06/01/52 498,871
1,000,000 (e) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .375 06/01/62 997,196
200,000 (e) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .500 06/01/62 180,510
2,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/33 2,208,518
2,000,000 (d),(e) Louisiana Public Facilities Authority, Solid Waste Disposal
Facility Revenue Bonds,  Lousiana Pellets Inc Project, Series
2015, (AMT)
7 .000 07/01/26 20
1,000,000 (e) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 867,155
540,000 (e) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 594,160
TOTAL LOUISIANA 10,259,523

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MAINE - 0.2% (0.1% of Total Investments)
$ 1,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000% 07/01/41 $ 979,836
1,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 925,475
TOTAL MAINE 1,905,311
MARYLAND - 0.8% (0.5% of Total Investments)
1,595,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/42 1,599,580
4,000,000 (d) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 2,680,000
2,500,000 (d) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .250 12/01/31 1,675,000
5,000,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2021
2 .750 06/01/51 3,426,576
TOTAL MARYLAND 9,381,156
MASSACHUSETTS - 1.0% (0.6% of Total Investments)
7,080,000 (f) Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, (UB)
5 .000 07/01/53 7,119,990
5,270,000 (f) Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017B, (AMT), (UB)
4 .250 07/01/46 4,713,207
1,200,000 Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue M, Subordinate Series 2021C,
(AMT)
3 .000 07/01/51 807,814
TOTAL MASSACHUSETTS 12,641,011
MICHIGAN - 3.2% (2.0% of Total Investments)
811,068 (d) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000 06/15/26 885,079
2,269,786 (d) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000 06/15/27 2,496,764
1,740,000 Detroit, Wayne County, Michigan, General Obligation Bonds,
Social Series 2021A
5 .000 04/01/46 1,764,300
5,750,000 (f) Grand Rapids, Kent County, Michigan, General Obligation
Bonds, Limited Tax Series 2025, (UB)
5 .000 04/01/55 5,953,230
3,500,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project,
Refunding Series 2021
5 .000 05/01/46 2,646,836
3,675,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A
5 .000 11/15/48 3,690,325
6,480,000 (f) Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A, (UB)
5 .000 11/15/48 6,507,021
830,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Cesar Chavez Academy Project,
Refunding Series 2019
5 .000 02/01/33 854,500
905,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Holly Academy Project, Refunding
Series 2021
4 .000 12/01/41 785,234
1,000,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Holly Academy Project, Refunding
Series 2021
4 .000 12/01/51 767,158
130,000 (e) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4 .400 04/01/31 120,623
315,000 (e) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4 .900 04/01/41 253,475

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,180,000 (e) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900% 07/15/46 $ 940,442
28,335,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts, Taxable Series 2020B
0 .000 06/01/45 7,501,584
1,230,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007
6 .500 12/01/37 1,230,837
1,000,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6 .500 11/01/35 1,000,910
100,000,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0 .000 06/01/58 1,765,500
TOTAL MICHIGAN 39,163,818
MINNESOTA - 1.3% (0.8% of Total Investments)
2,000,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Series 2021A
5 .000 06/15/56 1,423,637
1,000,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
6 .000 07/01/45 944,781
620,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6 .500 06/15/65 623,211
505,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/47 402,432
5,000,000 (e) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5 .000 07/01/56 3,873,344
1,190,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .500 06/01/57 1,050,997
1,505,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/55 1,115,761
1,125,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/44 994,880
2,000,000 (e) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/58 1,963,195
3,000,000 (e) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series
2012-7, (AMT)
4 .500 10/01/37 2,983,751
1,125,000 Spring Lake Park, Minnesota, Charter School Lease Revenue
Bonds, Excell Academy for Higher Learning Inc., Series 2019A
5 .000 06/15/49 1,010,347
TOTAL MINNESOTA 16,386,336
MISSISSIPPI - 0.1% (0.0% of Total Investments)
335,000 (d),(e) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000 10/15/49 318,250
427,753 Mississippi Home Corporation, Multifamily Housing Revenue
Bonds, Tupelo Personal Care Apartments, Series 2004-2, (AMT)
6 .125 09/01/34 401,070
TOTAL MISSISSIPPI 719,320
MISSOURI - 3.6% (2.2% of Total Investments)
5,000,000 (f) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT), (UB)
5 .000 03/01/55 5,016,236
655,000 (e) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/46 613,759
9,740,000 (f) Kansas City, Missouri, Special Obligation Bonds, Main Streetcar
Expansion Project, Refunding & Improvement Series 2022C,
(UB)
4 .000 09/01/46 8,969,477
2,000,000 (e) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Subordinate Lien
Series 2015B
8 .500 06/15/46 1,957,598

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,500,000 (e) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .750% 06/15/55 $ 1,462,897
500,000 (e) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
6 .250 10/01/55 503,244
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5 .000 12/01/52 2,057,038
3,510,000 (f) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023, (UB)
5 .000 12/01/52 3,610,102
1,000,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/44 881,999
465,197 (e) North Outer Forty Transportation Development District,
Chesterfield, Missouri, Transportation Development Revenue
Notes, Refunding Series 2021A
4 .000 12/01/46 378,134
8,050,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/40 8,130,955
8,970,000 (f) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/41 9,023,897
1,351,000 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Fashion Square Redevelopment Project, Series 2008A
6 .300 08/22/26 283,710
732,000 (d) Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Grace Lofts Redevelopment Projects, Series 2007A
2 .100 12/31/26 21,960
1,230,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5 .500 06/15/42 1,256,171
TOTAL MISSOURI 44,167,177
NEBRASKA - 1.1% (0.7% of Total Investments)
5,495,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023E, (UB)
4 .750 09/01/48 5,456,300
8,415,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4 .800 09/01/54 8,429,919
TOTAL NEBRASKA 13,886,219
NEVADA - 0.1% (0.0% of Total Investments)
1,832,350 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 18
780,952 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250 12/15/37 8
1,829,755 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 18
790,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5 .375 09/01/48 756,499
TOTAL NEVADA 756,543
NEW HAMPSHIRE - 0.5% (0.3% of Total Investments)
2,000,000 (e) National Finance Authority, New Hampshire, Class A
Certificates, Avenue One Project Series 2025-2
6 .375 03/15/46 2,033,666
1,000,000 (e) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4 .875 11/01/42 923,111
3,421,000 (e) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 3,422,454
504,000 (e) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 305,141
TOTAL NEW HAMPSHIRE 6,684,372

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 4.1% (2.6% of Total Investments)
$ 2,500,000 (f) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A, (UB)
5 .000% 11/01/52 $ 2,573,640
9,500,000 (f),(h) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, (Pre-refunded 6/15/27),
(UB)
5 .000 06/15/42 9,866,158
2,080,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 2,088,336
5,325,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2020AA, (UB)
5 .000 06/15/50 5,431,703
1,465,000 (f),(h) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2020AA, (Pre-refunded 12/15/30), (UB)
5 .000 06/15/50 1,653,827
40,000,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured, (UB)
0 .000 12/15/35 28,994,136
TOTAL NEW JERSEY 50,607,800
NEW MEXICO - 0.4% (0.3% of Total Investments)
265,000 Mariposa East Public Improvement District, New Mexico,
Revenue Bonds, Capital Appreciation Taxable Series 2015D
0 .000 03/01/32 153,296
30,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015A
5 .900 09/01/32 30,063
135,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015B
5 .900 09/01/32 135,283
240,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015C
5 .900 09/01/32 240,503
1,210,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7 .250 10/01/43 1,212,463
545,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5 .000 07/01/32 552,407
600,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5 .000 07/01/49 540,153
1,170,000 (e) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
4 .250 05/01/40 1,128,473
1,484,000 (e) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8 .000 05/01/40 1,485,282
TOTAL NEW MEXICO 5,477,923
NEW YORK - 14.6% (9.1% of Total Investments)
1,095,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .650 02/01/53 1,106,960
1,930,000 (e) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5 .500 09/01/45 1,917,248
1,000,000 (e) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,039,453
5,000,000 (e) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 4,943,749
2,000,000 (e) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 1,754,018
2,905,000 (e) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 2,797,528
3,000,000 (e) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,444,459
5,780,000 (e) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 5,892,785
9,000,000 (f) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A -
AGM Insured, (UB)
4 .250 05/01/52 8,504,651

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 200,000 (e) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000% 12/01/36 $ 199,506
650,000 Dormitory Authority of the State of New York, Revenue Bonds,
Saint Joseph's College, Series 2021
5 .000 07/01/51 548,719
2,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group
5 Series 2021E
4 .000 03/15/49 1,817,638
1,500,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 1,350,746
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .730 02/01/50 918,805
1,920,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .050 02/01/31 1,883,299
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 776,141
1,000,000 (d) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5 .500 09/01/26 148,000
10,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5 .000 11/15/50 10,127,566
1,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1, (UB)
5 .000 11/15/43 1,043,885
1,000,000 (f) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3, (UB)
4 .000 11/15/49 871,689
11,850,000 (f) New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Green Series 2018K, (UB)
4 .125 11/01/53 10,647,661
300,000 (e) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 310,981
1,500,000 (d) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .750 10/01/37 945,000
5,000,000 (d) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .875 10/01/46 3,150,000
1,500,000 (e) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 1,500,040
2,250,000 (e) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150 11/15/34 2,252,304
7,000,000 (e) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 3 Series
2014
7 .250 11/15/44 7,005,345
2,900,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Green
Series 2023A
5 .000 03/15/58 2,954,254
2,000,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Series 2021A
3 .000 03/15/50 1,470,294
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 999,955
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 1,000,042

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 15,990,000 (f) New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT), (UB)
5 .250% 01/01/50 $ 15,990,673
2,040,000 (f) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT), (UB)
4 .500 12/31/54 1,922,398
10,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 10,010,705
3,070,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 3,217,711
8,485,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .000 06/30/49 8,488,570
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5 .250 06/30/60 5,059,669
5,000,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
6 .000 06/30/55 5,398,858
4,340,000 (f) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
5 .500 06/30/59 4,507,185
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 2,112,779
3,895,000 (f) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT), (UB)
5 .000 06/30/49 3,899,871
2,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 2,079,899
1,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .125 06/30/60 999,992
5,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 5,310,987
1,000,000 Niagara Area Development Corporation, New York, Revenue
Bonds; Catholic Health System, Inc, Series 2022
4 .500 07/01/52 835,124
9,000,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty Two Series 2022, (AMT),
(UB)
4 .625 08/01/52 8,840,166
10,620,000 (f) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Four Series 2022, (AMT),
(UB)
5 .250 08/01/47 11,079,256
855,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 75,830
2,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 1,807,879
2,500,000 (e) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
4 .500 07/01/56 2,076,907
1,025,000 (e) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/56 925,377

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,475,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Refunding Series 2016
5 .000% 11/01/46 $ 2,260,562
420,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 421,908
250,000 (e) Western Regional Off-Track Betting Corporation, New York,
Tax Exempt Revenue Bonds, Additional Secured General
Obligation Series 2021
4 .125 12/01/41 233,534
TOTAL NEW YORK 179,878,561
NORTH CAROLINA - 0.5% (0.3% of Total Investments)
10,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0 .000 01/01/48 3,421,016
3,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2024A - AGM Insured
5 .000 01/01/58 3,050,028
TOTAL NORTH CAROLINA 6,471,044
NORTH DAKOTA - 0.0% (0.0% of Total Investments)
1,317,468 (d) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7 .750 09/01/38 50,196
TOTAL NORTH DAKOTA 50,196
OHIO - 3.9% (2.4% of Total Investments)
94,335,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 7,184,025
11,140,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 9,177,542
870,000 (e) Cleveland-Cuyahoga County Port Authority, Ohio, Tax
Increment Financing Revenue Bonds, Flats East Bank Project,
Refunding Senior Series 2021A
4 .000 12/01/55 664,858
2,125,000 (e) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/45 2,133,154
2,400,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 2,348,242
340,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4 .000 12/01/46 286,807
1,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .125 12/01/55 960,468
3,890,000 (e),(g) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 3,981,377
5,000,000 (e) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 4,627,949
1,560,000 (e) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Ashford At The Enclave Project, Series 2025A
6 .500 01/01/45 1,613,059
1,230,000 Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Holland Project, Series 2025A
6 .300 01/01/45 1,254,605
1,000,000 (e) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Cuyahoga Falls, Series 2025A
6 .250 01/01/45 1,034,412
1,665,000 (e) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mason, Series 2025A
6 .100 01/01/46 1,683,703
1,720,000 (f) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .550 09/01/49 1,702,616
6,300,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, (Mandatory Put 6/01/22)
4 .750 06/01/33 6,677,239

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,215,000 (f) Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured, (UB)
4 .375% 12/01/58 $ 1,160,113
2,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 1,968,201
TOTAL OHIO 48,458,370
OKLAHOMA - 1.8% (1.1% of Total Investments)
1,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 1,000,130
1,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 994,906
1,200,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/44 1,213,141
15,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2000B, (AMT)
5 .500 06/01/35 15,018,112
2,600,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001B, (AMT)
5 .500 12/01/35 2,603,140
1,340,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 1,556,940
TOTAL OKLAHOMA 22,386,369
PENNSYLVANIA - 2.7% (1.7% of Total Investments)
2,280,000 (e) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle
School Foundation Project, Series 2022A
5 .000 06/15/57 1,963,848
870,000 (e) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 915,566
1,250,000 (e) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Lien, Series 2018
5 .125 05/01/32 1,280,626
490,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Subordinate Series 2024B
6 .000 05/01/42 503,557
1,000,000 (e) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2017
5 .125 10/15/41 650,000
1,500,000 (e) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 975,000
1,245,000 Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Series 2021A
4 .000 11/01/51 1,017,881
2,000,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds Seven Generations Charter
School Series 2021A
4 .000 05/01/51 1,537,861
3,250,000 (e) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5 .750 01/01/65 3,140,201
1,065,000 (e) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6 .750 01/01/65 1,031,675
2,405,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5 .000 05/01/57 2,380,729
1,000,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500 09/01/43 1,026,712
1,720,000 (a),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 172

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,720,000 (a),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000% 12/01/40 $ 172
2,970,000 (a),(d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 297
500,000 (g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 502,544
7,730,000 (f) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM
Insured, (AMT), (UB)
5 .000 12/31/57 7,754,668
1,650,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/49 1,499,174
1,000,000 (e) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 929,065
1,000,000 (e) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
5 .125 12/15/44 944,898
5,325,000 (f) Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT), (UB)
5 .000 07/01/47 5,329,399
75,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000 11/15/28 75,069
TOTAL PENNSYLVANIA 33,459,114
PUERTO RICO - 9.3% (5.8% of Total Investments)
2,000,000 (e) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 2,080,142
8,625,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 5,081,186
2,000,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5 .500 01/01/26 1,186,475
5,690,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 01/01/27 3,435,444
1,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 600
1,185,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 711,623
890,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/29 534,468
3,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 1,802
655,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 393,344
4,000,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/27 2,510,621
1,025,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/37 615,913
360,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 215,615
710,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 425,241
375,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/33 222,765
405,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/28 242,003
1,350,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/40 818,632
3,000,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .250 07/01/25 1,759,570

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 1,000,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750% 07/01/36 $ 584,302
4,835,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5 .000 07/01/42 2,920,543
5,500,000 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .050 07/01/32 3,242,400
682,134 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 682,296
39,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 13,755,875
158,530,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 40,361,960
5,750,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 5,637,445
14,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 13,378,015
4,179,839 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 2,784,818
91 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 93
4,201,027 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 3,079,606
4,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 3,566,985
7,701,732 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 5,054,261
TOTAL PUERTO RICO 115,284,043
RHODE ISLAND - 0.1% (0.1% of Total Investments)
10,260,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 1,495,069
TOTAL RHODE ISLAND 1,495,069
SOUTH CAROLINA - 2.2% (1.3% of Total Investments)
4,065,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0 .000 11/01/39 1,084,408
4,180,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0 .000 11/01/39 1,418,097
1,100,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2025
5 .375 04/01/56 1,103,404
905,000 (e) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Midland Valley
Preparatory School Project, Series 2014
7 .750 11/15/45 920,401
2,960,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Patriots Place
Apartments Project, Series 2022A-1
5 .750 06/01/52 2,228,121
3,000,000 (e) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5 .000 11/15/55 2,603,520
1,500,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7 .125 06/01/60 1,514,853
1,585,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7 .250 06/15/58 1,606,946
235,000 (e) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7 .125 06/15/58 237,164
2,980,000 (f) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated Group,
Series 2018A, (UB)
5 .000 05/01/38 3,085,971

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 9,895,000 (f) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Prisma Health Obligated Group,
Series 2018A, (UB)
5 .000% 05/01/48 $ 9,951,733
750,000 (e) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, Wesley Commons Project, Series 2025A
5 .625 10/01/60 741,008
TOTAL SOUTH CAROLINA 26,495,626
TENNESSEE - 1.0% (0.6% of Total Investments)
5,875,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/54 6,015,442
1,000,000 (d) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .625 01/01/46 682,989
6,045,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 6,122,866
TOTAL TENNESSEE 12,821,297
TEXAS - 7.4% (4.6% of Total Investments)
1,000,000 Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, First-Lien Series 2021A
4 .000 10/01/50 788,792
2,750,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .500 02/15/56 1,981,544
9,780,000 (f) Aubrey, Denton County, Texas, Combination Tax and Revenue
Certificates of Obligation, Series 2025, (UB)
5 .000 02/15/50 10,061,456
500,000 (e) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
5 .625 12/31/55 495,091
520,000 Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Estancia Hill Country Public
Improvement District, Series 2013
6 .000 11/01/28 520,952
300,000 (e) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5 .250 09/01/51 286,077
750,000 (e) Blue Ridge, Collin County, Texas, Special Assessment Revenue
Binds, Blue Ridge Crossing Public Improvement District Project,
Series 2025
5 .875 09/15/55 765,378
500,000 (e) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .750 09/01/55 491,801
500,000 (e) Celina, Texas, Special Assessment Revenue Bonds, Celina
Sutton Fields II Public Improvement District Neighborhood
Improvement Areas 2-3 Project, Series 2019
4 .250 09/01/49 428,189
750,000 (e) Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 8-9 Project,
Series 2025
5 .625 09/01/55 739,869
625,000 (e) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Improvement Area 2 Project Series
2024
5 .500 09/01/54 628,064
1,000,000 (e) Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Major Improvements Area Project,
Series 2023
6 .125 09/01/52 1,009,322
2,935,000 (e) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
4 .000 09/01/51 2,340,059
1,000,000 (e) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Arbors Public Improvement District Improvement Area
1 Project, Series 2025
5 .625 09/15/55 987,811
1,000,000 (e) Dayton, Texas, Special Assessment Revenue Bonds, Dayton
Public Improvement District 5 Improvement Area 1 Project,
Series 2025
5 .500 09/01/55 982,762
900,000 (e) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Major Improvement Area
Project, Series 2025
6 .375 09/15/55 888,673

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 (e) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .625% 12/31/55 $ 513,412
2,000,000 (e) East Waller County Management District, Texas, Special
Assessment Revenue Bonds, Sofi Lakes Sections 1 and 2
Project, Series 2025
6 .250 09/15/55 2,043,262
165,000 (e) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B,
2C & 3A1, Series 2019
4 .250 08/15/49 142,541
1,500,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT
4 .750 05/01/38 1,500,652
1,045,000 Friendswood, Harris and Galveston Counties, Texas, Special
Assessment Revenue Bonds, City Center Public Improvement
District, Initial Major Improvements Project Series 2024
7 .000 09/15/54 1,048,234
1,000,000 Gulf Coast Industrial Development Authority, Texas, Solid
Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
Project, Series 1998, (AMT)
8 .000 04/01/28 1,001,638
590,000 Heart of Texas Education Finance Corporation, Texas, Gateway
Charter Academy, Series 2006A
6 .000 02/15/36 590,273
500,000 (e) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
4 .000 09/01/56 386,875
1,075,000 (e) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5 .625 09/01/58 1,085,222
500,000 (e) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Simpson Road Public Improvement District
Projects, Series 2025
6 .000 09/15/55 511,288
1,500,000 (e) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
4 .375 09/15/51 1,227,939
1,170,000 (e) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 2 Project, Series 2019
4 .250 09/15/39 1,144,241
300,000 (e) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5 .750 09/15/39 313,224
500,000 (e) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6 .000 09/15/49 507,291
820,000 (e) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7 .000 08/15/60 844,421
1,125,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
3 .000 09/01/46 824,493
825,000 (e) Montgomery County, Texas, Special Assessment Revenue
Bonds,  Meadow Park Public Improvement District,
Improvement Area 1, Series 2025
5 .375 09/15/54 825,714
1,000,000 (e) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
4 .500 09/01/41 945,729
1,000,000 (h) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - San Antonio 1, L.L.C. - Texas A&M
University - San Antonio Project, Series 2016A, (Pre-refunded
4/01/26)
5 .000 04/01/48 1,004,538
1,000,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 994,909
3,250,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/35 3,242,674

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,445,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000% 07/01/47 $ 3,243,521
1,070,000 (e) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Oak Point Public Imporvement District 2 Project, Series
2020
4 .000 09/01/50 864,309
1,007,000 (e) Paris, Lamar County, Texas, Special Assessment Revenue
Bonds, Forestbrook  Public Improvement District 1
Improvement Area 1, Series 2025
6 .125 09/01/55 995,431
250,000 (e) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
5 .625 09/15/52 249,137
2,425,000 (e) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Collin Creek East Public Improvement District
Project, Series 2021
4 .375 09/15/51 1,971,213
1,000,000 (e) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
4 .000 01/01/50 775,753
7,000,000 (e) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3 .000 01/01/50 4,733,969
2,000,000 (e) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 1,974,186
1,650,000 Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior
Lien Series 2019A, (AMT)
4 .000 06/01/38 1,652,709
1,620,000 Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior
Lien Series 2019A, (AMT)
4 .000 06/01/39 1,606,633
1,020,000 (e) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Southridge Public Improvement District Improvement
Area 3 Project, Series 2025
6 .000 09/01/55 1,042,981
1,000,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project,
Series 2022
5 .250 09/01/52 1,004,422
600,000 (e) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 1 Project, Series 2022
5 .500 09/01/54 589,823
205,000 (e) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1 Project,
Series 2019
4 .750 09/01/49 193,431
1,000,000 (e) Red Oak, Ellis County, Texas, Special Assessment Revenue
Bonds, Red Oak Public Improvement District 1 Improvement
Area 1 Project, Series 2021
4 .000 09/15/51 798,184
2,000,000 (d) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/32 1,130,000
145,000 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside
Public Improvement District North Improvement Area, Series
2016
5 .750 09/15/36 145,343
400,000 (e) Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Liberty Crossing Public
Improvement District Improvement Area 2 Project, Series 2024
5 .625 09/15/54 396,320
1,500,000 (f) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A, (UB)
5 .000 07/01/53 1,520,651
5,000,000 (f) Tarrant County Cultural Education Facilities, Texas, Finance
Corporation Revenue Bonds, Christus Health, Refunding Series
2018B, (UB)
5 .000 07/01/48 5,050,934
1,250,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5 .500 12/31/58 1,290,022

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 10,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000% 06/30/58 $ 9,773,327
5,000,000 (f) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4 .375 10/15/59 4,706,749
1,250,000 (e) Wharton, Wharton County, Texas, Special Assessment Revenue
Bonds, Wharton Public Improvement District 2 Phase 1 Project
& Phase 2 Project, Series 2025
6 .000 09/15/55 1,275,120
TOTAL TEXAS 91,078,578
UTAH - 1.9% (1.2% of Total Investments)
1,000,000 (e) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7 .375 09/15/51 901,931
4,115,000 (e) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 4,141,407
1,255,000 (e) Courtyards at Shurtz Canyon Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2025A-1
7 .000 03/01/55 1,291,200
2,000,000 (e) Fox Hollow Infrastructure Financing District, Saratoga Springs,
Utah County, Utah, Special Assessment Bonds, Fox Hollow
Assessment Area, Series 2025
6 .125 12/01/54 1,963,407
500,000 (e) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6 .750 06/01/55 426,773
1,010,000 (e) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
6 .000 06/15/54 1,035,026
750,000 (e) MIDA Mountain Village Public Infrastructure District, Utah, Tax
Allocation Revenue Bonds, Series 2025-1
5 .750 06/01/60 759,973
1,000,000 Military Installation Development Authority, Utah, Tax
Allocation and Hotel Tax Revenue Bonds Series 2021A-1
4 .000 06/01/52 820,610
2,250,000 (e) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 2,313,618
1,993,000 (e) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A
4 .250 03/01/51 1,627,923
1,000,000 (e) Sage Creek Infrastructure Financing District, Utah, Special
Assessment Revenue Bonds, Sage Creek Assessment Area
Series 2024
5 .750 12/01/53 992,775
1,000,000 (e) Sun Stone Infrastructure Financing District, Utah, Special
Assessment Bonds, Assessment Area 1, Series 2024
6 .750 06/01/54 1,015,858
1,810,000 (e) Trails at Shurtz Canyon Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2025A-1
6 .750 03/01/55 1,862,760
2,830,000 TV Public Infrastructure District, Utah, Limited Tax and Tax
Differential Convertible Capital Appreciation Bonds, Series
2025
8 .000 03/01/56 1,915,201
830,000 (e) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Mountain West Montessori Academy Project,
Series 2020A
5 .000 06/15/49 713,202
940,000 (e) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5 .125 07/15/51 786,294
1,000,000 (e) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 1,018,714
TOTAL UTAH 23,586,672
VIRGIN ISLANDS - 1.4% (0.9% of Total Investments)
1,750,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 1,739,304
895,000 (e) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/30 895,236
5,000,000 (e) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/39 5,000,196
2,280,000 (e) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 2,281,933

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGIN ISLANDS (continued)
$ 2,380,000 (e) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6 .750% 07/01/26 $ 2,385,095
2,821,126 (e) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8 .000 07/01/26 2,841,321
196,610 (e) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10 .250 07/01/26 196,986
1,480,000 (e) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6 .250 10/01/42 1,498,973
TOTAL VIRGIN ISLANDS 16,839,044
VIRGINIA - 3.7% (2.3% of Total Investments)
762,000 (d) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4 .125 03/01/26 472,440
1,500,000 (e) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4 .500 03/01/55 1,275,542
5,000,000 (e) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health
System, Series 2017A
5 .000 07/01/46 4,900,934
11,495,000 (f) Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021, (UB)
4 .000 01/01/55 9,602,810
4,850,000 (e) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6 .125 09/01/60 4,849,989
1,000,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 838,542
2,340,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/59 2,559,623
4,500,000 (f) Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023A, (UB)
5 .000 11/01/38 4,819,159
7,000,000 (e) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5 .500 07/01/54 5,512,361
9,211,411 (e) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)
4 .500 07/01/52 5,526,847
4,665,000 (e) Virginia Small Business Financing Authority, Sports and
Entertainment Facilities Revenue Bonds, P3 VB Holdings LLC,
Senior Series 2023A
8 .500 12/01/52 4,487,567
550,000 (e) West Falls Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2022A
5 .375 09/01/52 558,669
TOTAL VIRGINIA 45,404,483
WASHINGTON - 1.9% (1.2% of Total Investments)
1,000,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .600 06/01/37 976,995
1,300,000 Port of Seattle Industrial Development Corporation,
Washington, Special Facilities Revenue Refunding Bonds, Delta
Air Lines, Inc. Project, Series 2012, (AMT)
5 .000 04/01/30 1,300,365
2,500,000 Seattle Housing Authority, Washington, Revenue Bonds, Lam
Bow Apartments Project, Series 2021
2 .500 06/01/54 1,557,549
150,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5 .750 04/01/43 150,244
13,915,000 (f) Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020, (UB)
5 .000 09/01/55 14,079,072
1,050,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6 .250 01/01/56 1,053,518
3,675,000 (e) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A
5 .750 07/01/60 3,694,903
TOTAL WASHINGTON 22,812,646

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.8% (0.5% of Total Investments)
$ 1,197,000 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint
Issuers, Commercial Development Revenue Bonds, Scattered
Site Housing Projects, Series 2010
5 .750% 12/01/44 $ 1,157,553
1,125,000 (e) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .750 06/01/43 1,137,735
925,000 (e) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2021A
4 .125 06/01/43 846,419
1,750,000 (e) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .500 06/01/50 1,401,566
915,000 (d),(e) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7 .625 12/01/40 457,500
1,400,000 (e),(g) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,528,685
4,000,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .375 06/01/53 3,706,028
TOTAL WEST VIRGINIA 10,235,486
WISCONSIN - 10.2% (6.3% of Total Investments)
2,500,000 (d),(e) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
5 .500 12/01/32 1,953,203
1,675,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6 .750 06/01/32 1,688,504
3,475,000 Public Finance Authority of Wisconsin, Capital Appreciation
Bonds, Texas Infrastructure Program, Capital Creek Ranch
Project, Revenue Anticipation Series 2025
0 .000 12/15/39 1,355,482
1,000,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5 .000 06/15/51 862,592
900,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5 .000 06/15/56 759,012
1,255,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5 .000 06/15/51 1,036,219
1,000,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5 .000 06/15/56 808,473
150,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5 .000 07/01/55 128,686
1,905,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Guilford Preparatory Academy, North Carolina, Taxable
Series 2022A
5 .000 04/01/57 1,581,126
1,280,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, High Desert Montessori Charter School, Series 2021A
5 .000 06/01/61 941,905
1,675,000 (e),(h) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/46 1,687,577
3,310,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 2,646,469
500,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5 .000 06/15/55 385,780
1,155,000 (e) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
7 .000 06/01/59 1,060,325
12,606 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 78
11,020 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 68

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 10,843 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/49 $ 67
10,491 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 65
10,314 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 63
13,400 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 82
13,224 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 81
12,783 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 78
12,518 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 77
12,254 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 75
13,576 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 83
13,224 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 81
12,871 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 79
12,606 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 77
12,430 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 76
12,077 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 74
11,813 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 72
11,548 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 70
11,372 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 69
12,254 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 74
147,580 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 897
3,150,000 (e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .250 01/01/65 3,150,555
24,119 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 149

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 23,780 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/47 $ 147
23,609 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 146
23,439 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 145
23,100 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 142
25,308 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 156
633,311 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 433,789
25,138 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 154
24,798 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 152
24,628 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 151
24,289 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 149
23,949 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 147
23,780 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 145
23,439 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 143
23,270 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 142
23,100 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 141
22,761 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 139
22,590 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 138
22,250 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 136
22,081 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 134
21,911 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 133
21,571 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 131

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 280,946 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/67 $ 1,707
4,700,000 (e) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7 .000 03/01/47 4,766,295
4,000,000 (e) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4 .500 06/01/56 2,998,941
1,000,000 (e) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6 .250 06/15/53 968,455
1,500,000 (e) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6 .250 06/15/40 1,497,290
1,000,000 (e) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5 .000 06/01/56 816,473
500,000 Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Cincinnati Classical Academy, Series 2024A
6 .000 06/15/64 493,003
2,000,000 (d),(e) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lake Erie College, Series 2019A
5 .875 10/01/54 1,237,242
1,875,000 (e) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lindenwood Education system, Series 2025A
5 .500 06/01/40 1,974,182
1,000,000 (e) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Dreamhouse Refunding Series 2025A
7 .375 06/15/60 996,257
1,550,000 (e) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5 .000 08/01/51 1,147,111
335,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 332,079
5,500,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 5,403,070
6,665,000 (e) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6 .000 02/01/62 6,842,116
1,665,000 (d),(e) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .250 08/01/27 1,332,000
1,000,000 (d),(e) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .750 08/01/31 770,000
3,000,000 (e) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .750 12/01/42 2,400,000
20,835,000 (e) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000 12/01/50 16,668,000
3,500,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 2,100,000
500,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
7 .000 10/01/47 50,000
4,415,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6 .950 07/01/38 3,090,500
6,585,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7 .000 07/01/48 4,609,500
1,060,000 Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2015
5 .875 04/01/45 1,060,047
1,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/37 1,027,223
4,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/52 3,581,893
1,000,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .125 01/01/33 450,000
2,000,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 900,000

Portfolio of Investments January 31, 2026
(continued)
NMZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,500,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375% 01/01/48 $ 1,575,000
285,000 (a),(d) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/26 28
1,130,000 (e) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
5 .000 10/15/51 983,304
815,000 (e) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
5 .000 10/15/56 695,754
1,000,000 (e) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 591,446
4,215,000 (e) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 4,306,840
1,000,000 (e) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 1,019,459
9,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 9,327,530
1,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500 06/30/60 1,104,804
5,575,000 (f) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5 .750 12/31/65 5,769,516
3,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500 12/31/65 3,314,413
1,000,000 (e) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds,
Refunding Senior Series 2021
5 .000 09/30/41 932,932
970,000 (h) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D,
(Pre-refunded 12/15/30)
0 .000 12/15/60 256,701
4,030,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D -
AGM Insured
0 .000 12/15/60 714,276
7,250,000 (f) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C,
(UB)
5 .000 02/15/47 7,261,036
TOTAL WISCONSIN 125,851,526
WYOMING - 0.4% (0.3% of Total Investments)
5,000,000 (f) Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 3, (UB)
4 .950 12/01/53 5,007,210
TOTAL WYOMING 5,007,210
TOTAL MUNICIPAL BONDS
(Cost $2,058,783,707) 1,967,622,165
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
60423 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) 60423
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
450,366 (a),(d),(i) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 46
TOTAL CAPITAL GOODS 46
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0% (0.0% of Total
Investments)
60,377 (a) Tuscan Gardens of Palm Coast Project First Mortgage Revenue
Bonds
15 .000 10/12/25 60,377
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 60,377
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $510,743) 60,423

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
SHARES DESCRIPTION VALUE
14,715 WARRANTS - 0.0% (0.0% of Total Investments) 14,715
TRANSPORTATION - 0.0% (0.0% of Total Investments)
9,810 (a),(b) BL TRAIN HOLDINGS WEST LLC $ 14,715
TOTAL TRANSPORTATION 14,715
TOTAL WARRANTS
(Cost $0) 14,715
TOTAL LONG-TERM INVESTMENTS
(Cost $2,076,296,050) 1,984,524,851
FLOATING RATE OBLIGATIONS - (35.9)% (442,262,000)
AMTP SHARES, NET - (28.9)%(j) (356,675,830)
OTHER ASSETS & LIABILITIES, NET -  3.9% 47,703,540
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,233,290,561
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Affiliated holding
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $580,357,571 or 29.2% of Total Investments.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%,
12/01/40, 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness
Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(j) AMTP Shares, Net as a percentage of Total Investments is 18.0%.

Portfolio of Investments January 31, 2026
(continued)
NMZ

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NMZ
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ – $ – * $ –
Exchange-Traded Funds 16,827,548 – – 16,827,548
Municipal Bonds – 1,967,621,496 669 1,967,622,165
Variable Rate Senior Loan Interests – – 60,423 60,423
Warrants – – 14,715 14,715
Total $ 16,827,548 $ 1,967,621,496 $ 75,807 $ 1,984,524,851
* Value equals zero as of the end of the reporting period.